Intangible assets (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Term of amortization of concessions of intangible assets	30 years
2024
Disclosure of detailed information about intangible assets [line items]
Increased amortization if concessions were not renewed	R$ 19,068
2025 to 2028
Disclosure of detailed information about intangible assets [line items]
Increased amortization if concessions were not renewed	66,000
2029 to 2033
Disclosure of detailed information about intangible assets [line items]
Increased amortization if concessions were not renewed	239,179
2034 to 2054
Disclosure of detailed information about intangible assets [line items]
Increased amortization if concessions were not renewed	R$ 522,557